Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 900,830	$ 0
Research and development costs	845,900	6,807
Start-up and organizational costs	1,554	1,665
Stock-based compensation	647	0
Other accruals	90,680	0
Total gross deferred tax assets	1,839,611	8,472
Less: valuation allowance	(1,839,611)	(8,472)
Deferred tax assets, net	$ 0	$ 0